Compensatory Unit Awards and Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensatory Unit Awards and Option Plans [Abstract]
Valuations Assumptions
Options to buy Holding Units (including grants to Eligible Directors) were granted as follows: 114,443 options were granted during 2012, 70,238 options were granted during 2011 and 387,661 options were granted during 2010. The weighted average fair value of options to buy Holding Units granted during 2012, 2011 and 2010 was $3.67, $5.98 and $6.18, respectively, on the date of grant, determined using the Black-Scholes option valuation model with the following assumptions:

	2012	2011	2010

Risk-free interest rate	0.7%	1.9%	2.2 – 2.3%
Expected cash distribution yield	6.2%	5.4%	7.2 – 8.2%
Historical volatility factor	49.2%	47.3%	46.2 – 46.6%
Expected term	6.0 years	6.0 years	6.0 years

Summary of option plan activity
The following table summarizes the activity in our option plan during 2012:

	Options to Buy Holding Units	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding as of December 31, 2011	8,994,229	$39.63	6.4
Granted	114,443	14.58
Exercised	—	—
Forfeited	(11,500)	33.18
Expired	(543,827)	32.34
Outstanding as of December 31, 2012	8,553,345	39.77	5.8	$—
Exercisable as of December 31, 2012	4,237,915	33.85	5.7	—
Vested or expected to vest as of December 31, 2012	8,553,345	39.77	5.8	—

Summary of unvested restricted Holding Units
The following table summarizes the activity of unvested restricted Holding Units during 2012:

	Holding Units	Weighted Average Grant Date Fair Value per Holding Unit

Unvested as of December 31, 2011	15,574,191	$23.88
Granted	12,099,291	14.48
Vested	(8,507,437)	21.65
Forfeited	(728,556)	20.67
Unvested as of December 31, 2012	18,437,489	18.79